ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE A – ORGANIZATION

CarbonMeta Technologies, Inc. (f/k/a CoroWare, Inc.) (“CarbonMeta”, the “Company”, “we”, “us”, or “our”) is a publicly quoted environmental research and development company that is commercializing technologies for processing organic wastes into hydrogen and high-value carbon products economically and sustainably.

The Company was incorporated on June 8, 2001 under the laws of the State of Nevada as SRM Networks, Inc. In connection with the acquisition of Hy-Tech Computer Systems, Inc. on January 31, 2003, the Company changed its name to Hy-Tech Technology Group, Inc. In connection with the Agreement and Plan of Merger of Robotics Workspace Technology, Inc., Innova Holdings, Inc. and the Company’s wholly owned subsidiary, RWT Acquisition, Inc., dated July 21, 2004, the Company’s name changed to Innova Holdings, Inc. Subsequently, the Company redomiciled in the State of Delaware and on November 20, 2006, the Company changed its name to Innova Robotics and Automation, Inc. and then on April 23, 2008, the Company changed its name to CoroWare, Inc. On or about July 28, 2021, the Company filed Articles of Amendment to its Amended and Restated Certificate of Incorporation with the State of Delaware to reflect a name change from CoroWare, Inc. to CarbonMeta Technologies, Inc.

The Company has six wholly-owned subsidiaries: CoroWare Technologies, Inc. (“CTI”), CoroWare Robotics Solutions, Inc. (“CRS”), Robotic Workspace Technologies, Inc. (“RWT”), Carbon Source, Inc. (“CS”), CoroWare Treasury, Inc. (“CWT”), and CarbonMeta Research Ltd. (“CMR”) and a 51% interest in AriCon, LLC (“AriCon”).

CoroWare Technologies, Inc. (“CTI”) was incorporated in the State of Florida on May 16, 2006, was administratively dissolved on November 19, 2016, and its principal business was a software professional services company with a strong focus on information technology integration and robotics integration, business automation solutions, and unmanned systems solutions to its customers in North America and Europe.

CoroWare Robotics Solutions, Inc. (“CRS”) was incorporated in the State of Texas on February 27, 2015, and its principal business was as a technology incubation company whose focus was on the delivery of mobile robotics and IOT products, solutions and services for university, government and corporate researchers, and enterprise customers. CRS’s business operations were discontinued in October 2016 when the Company’s gross margins and financing costs became unsustainable.

Robotic Workspace Technologies, Inc. (“RWT”) was incorporated in the State of Florida on July 1, 1994, was administratively dissolved on September 25, 2009, and its principal business was developing and marketing open-architecture PC controls and related products that could improve the performance, applicability, and productivity of robots and other automated equipment. RWT’s business operations were discontinued in September 2007 when the Company’s losses became unsustainable.

Carbon Source, Inc. (“CS”) was incorporated in the State of Wyoming on June 14, 2021 and its principal business is waste reclamation technologies and processing.

CoroWare Treasury, Inc. (“CWT”) was incorporated in the State of Wyoming on July 8, 2021 and its principal business is acquisitions related to acquiring technologies and subsidiary businesses related to waste processing.

CarbonMeta Research Ltd. (‘CMR”) was incorporated in England and Wales on August 12, 2021 and its principal business is the development of technologies and solutions for processing organic wastes and generating economically sustainable hydrogen and high-value carbon products.  Using proprietary and patented technologies, it plans to implement new industrial methods using inexpensive, environmentally friendly catalysts that process collected plastic waste material into high value products such as hydrogen gas, graphene and carbon nanotubes.

AriCon, LLC (“AriCon) was a joint venture that was intended to develop mobile robot platforms, applications, and solutions for the construction industry. In October 2016, AriCon ceased operations of all subsidiary business operations when the Company’s losses became unsustainable, and the Company was not able to obtain investment financing.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(Unaudited)

NOTE A – ORGANIZATION (continued)

In 2021, the Company began investigating emerging technologies, strategic intellectual property partnerships, and sustainable growth business opportunities related to the production of hydrogen and high value carbon products from organic waste streams. Working cooperatively with Oxford University Innovation, CarbonMeta plans to implement proven and patented technologies to add value to organic waste streams. By utilizing these proven proprietary technologies, collected and captured plastic waste material can be upcycled to high value products such as carbon nanotubes (“CNTs”) and hydrogen gas.

CNTs can be used for improved electrical conduction and reinforcing materials that are used in a wide variety of industries including the automotive industry, aviation industry, medical industry, and construction. The number one growth driver is the increasing need for high performance batteries for the electric vehicle market.

Plastic waste is a cheap and abundant feedstock that will allow the Company to scale quickly and produce hydrogen gas for a competitive price.

License Agreements

Oxford University Innovation Limited

On June 2, 2021, the Company (the “Licensee”) entered into a License Agreement (the “Agreement”) with Oxford University Innovation Limited (the “Licensor”). Under the terms of the Agreement, the Licensee will license the licensed technology (OUI Project- Hydrogen from plastics via microwave-initiated catalytic dehydrogenation). The Agreement is non-exclusive and includes the United States and European Union. Signing fees for the Agreement were £54,807 and have been paid in full by the Company. The Royalty Rate is 5% of gross sales. The Agreement comprises milestone fees as: (i) £20,000 upon the first commercial sale of a licensed product; (ii) £50,000 upon generating $1,000,000 in sales; (iii) £10,000 upon the successful grant of the US patent; and (iv) £10,000 upon the successful grant of the EU patent. Whether the company realizes product sales or not, the Company is subject to a minimum payment to Oxford University Innovation of £5,000 per year for license years 1 and 2, £3,000 for license year 3 and £1,000 for license year 4 and each license year thereafter.

The process that the Company licensed from Licensor for producing hydrogen and carbon products from waste plastics has not been demonstrated on a larger scale. It is not yet known whether the process will be cost-effective or profitable to implement on a larger scale. The Company has conducted tests to prove the percentage of carbon nanotubes up to 10 grams. The Company is working with a microwave reactor company to help demonstrate this process at a scale of 100 kilograms and 1,000 kilograms per day.

The Company has met the following milestones of its development plan set forth in the license agreement with Oxford University Innovation:

●	September 2021: establish subsidiary in Oxford, United Kingdom
●	March 2022: produce 0.025 kilograms per day of marketable carbon nanotubes

The Company is actively engaged in achieving the following milestones of its development plan set forth in the license agreement with University of Oxford Innovation:

●	September 2022: produce 0.5 kilograms per day of marketable carbon nanotubes
●	March 2023: 10 kilograms per day of marketable carbon nanotubes

Oxford University Innovation may terminate the license due to the company not using commercially reasonable efforts to develop, exploit and market the licensed technology in accordance with the development plan.

From July through September 2022, CarbonMeta Technologies contracted with University of Oxford on a project with a global multi-energy provider based in Europe to assess the feasibility of processing mixed plastic waste into clean hydrogen fuel and value-added carbon products using microwave catalysis on a large commercial scale.

Ecomena Limited

On December 2, 2021, the Company (“Licensee”) entered into a License of Agreement (the “Agreement”) with Ecomena Limited (an entity located in the United Kingdom) (“Licensor”). Under the terms of the Agreement, the Licensee will license the Licensed Technology to recycle industrial byproduct into cement free pavers and mortars that are environmentally friendly and continuously absorb carbon dioxide. The signing fees payable to the Licensor under the Agreement are £20,000 cash (approximately $27,247 at February 17, 2022) which has not yet been paid by the Licensee, and 160,000,000 shares of the Company’s common stock, which was delivered to the Licensor on February 17, 2022. The royalty rate payable to the Licensor is 5% of product sales, subject to a minimum of £5,000 per year for license years 1 and 2, £3,000 for license year 3 and £1,000 for license year 4 and each license year thereafter. The term of the Agreement is five years from December 2, 2021 to December 2, 2026. The Licensee may terminate the Agreement for any reason at any time provided it gives Licensor six (6) months written notice to terminate expiring after December 2, 2024. If requested by the Licensee, the Licensor shall agree to the Agreement continuing in force after December 2, 2026. As of the date of this filing, the Agreement is still in effect.

Production Agreement

On January 11, 2022, the Company entered into an Interim Joint Product Development and Sales Representation Agreement (the “Agreement”) with Salvum Corporation. Under the terms of the Agreement, the parties agree to work together to develop both CarbonMeta’s proprietary cementless paver products known as “Cementless Paver” and Salvum’s proprietary concrete alternative products known as “Earthcrete.” During the Term, Salvum agrees to manufacture CarbonMeta’s proprietary cementless paver products known as “Cementless Paver”. CarbonMeta reserves the right to appoint other manufacturers of the products and/or to engage other sales representatives for CarbonMeta’s proprietary cementless paver products known as “Cementless Paver” outside the United States of America. Although the Interim Joint Product Development and Sales Representation Agreement with Salvum Corporation had a term of 180 days and expired on July 11, 2022, the companies continued to work together, and the companies signed a Joint Venture Agreement on August 28, 2022 that supersedes the Interim Joint Product Development and Sales Representation Agreement.

Service Award

On June 10, 2022, our subsidiary, CarbonMeta Research Ltd. (“CMR”), was granted a Service Award (entitled “Waste Plastic Catalysis Proof of Concept”) from Repsol S.A., a business company located in Spain. The award provides for CMR to provide Repsol with an initial prototype process for converting mixed waste plastic to hydrogen and solid carbon and for Repsol to pay CMR a total of 50,000 Euros in four installments as certain milestones are met. As of September 30, 2022, all of the milestones had been met by CMR and CMR had invoiced Repsol the full 50,000 Euros ($49,542), of which $40,103 was collected in the third quarter 2022 and $9,439 has been collected in the fourth quarter 2022.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(Unaudited)

NOTE A – ORGANIZATION (continued)

In order to further grow its business, the Company plans to:

●	Develop and patent new microwave catalysis processes that can yield high value hydrogen and carbon products;

●	Work closely with commercial building and solar farm general contractors that want to purchase “carbon negative” construction materials that can generate carbon credits;

●	Acquire or develop patents that will help the Company generate royalty revenues with potential customers and partners, and protect the Company’s competitive position against potential competitors;

●	Develop new proprietary and patented technologies to implement new industrial methods that can use inexpensive, environmentally friendly catalysts to process collected plastic waste material into high value products such as hydrogen gas, graphene and carbon nanotubes;

●	seek out government programs in the United Kingdom, European Union and United States that encourage the development of high value production of hydrogen and high value carbon products from organic waste streams; and

●	Attract investment funds who will actively work with the Company to achieve these goals and help the Company grow rapidly during the next 3 years.

Some potential joint venture candidates have been identified and discussions initiated. These candidates are within the Company’s core business model, serving commercial properties, accretive to cash flow, and geographically favorable.  One of these joint ventures, CarbonMeta Green Building Materials LLC will be focused on the development at marketing of construction mix products that are carbon-negative.  Two other joint ventures under discussion are focused on processing waste plastics into hydrogen and high value carbon products.  We plan to fund these joint ventures with customer purchase orders and invoice payments, federal loans, federal grants, and commercial loans.

We have unrestricted discretion in seeking and participating in a business opportunity, subject to the availability of such opportunities, economic conditions, and other factors.

The selection of a business opportunity in which to participate is complex and risky. Additionally, we have only limited resources and may find it difficult to locate good opportunities. There can be no assurance that we will be able to identify and acquire any business opportunity which will ultimately prove to be beneficial to us and our shareholders. We will select any potential business opportunity based on our management’s best business judgment.

Our activities are subject to several significant risks, which arise primarily as a result of the fact that we have no specific business and may acquire or participate in a business opportunity based on the decision of management, which potentially could act without the consent, vote, or approval of our shareholders. The risks faced by us are further increased as a result of our lack of resources and our inability to provide a prospective business opportunity with significant capital.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(Unaudited)

NOTE A – ORGANIZATION (continued)

Principal Products or Services and Markets

The Company is in the business of developing and marketing technologies and solutions that can process organic and construction wastes into economically high-value and ecologically sustainable products.

The Company is partnering with a microwave reactor manufacturer in the United States to “scale up” the patented waste plastics microwave processes that the Company licensed from Oxford University Innovation, and with a university partner in the United States to separate, purify and characterize carbon nanotubes that the UK and US developers shall produce.

The principal products that the Company intends to market comprise:

●	amorphous carbon, graphite, nano-graphite, graphene, carbon nanotubes, and hydrogen; and
●	carbon-negative building products that help alleviate climate change by capturing carbon dioxide (CO2) for renewable energy projects.

NOTE A – ORGANIZATION

CarbonMeta Technologies, Inc. (f/k/a CoroWare, Inc.) (“CarbonMeta”, the “Company”, “we”, “us”, or “our”) is a publicly quoted environmental research and development company that is commercializing technologies for processing organic wastes into hydrogen and high-value carbon products economically and sustainably.

The Company was incorporated on June 8, 2001 under the laws of the State of Nevada as SRM Networks, Inc. In connection with the acquisition of Hy-Tech Computer Systems, Inc. on January 31, 2003, the Company changed its name to Hy-Tech Technology Group, Inc. In connection with the Agreement and Plan of Merger of Robotics Workspace Technology, Inc., Innova Holdings, Inc. and the Company’s wholly owned subsidiary, RWT Acquisition, Inc., dated July 21, 2004, the Company’s named changed to Innova Holdings, Inc. Subsequently, the Company redomiciled in the State of Delaware and on November 20, 2006, the Company changed its name to Innova Robotics and Automation, Inc. and then on April 23, 2008, the Company changed its name to CoroWare, Inc. On or about July 28, 2021, the Company filed Articles of Amendment to its Amended and Restated Certificate of Incorporation with the State of Delaware to reflect a name change from CoroWare, Inc. to CarbonMeta Technologies, Inc.

The Company has six wholly-owned subsidiaries: CoroWare Technologies, Inc. (“CTI”), CoroWare Robotics Solutions, Inc. (“CRS”), Robotic Workspace Technologies, Inc. (“RWT”), Carbon Source, Inc. (“CS”), CoroWare Treasury, Inc. (“CWT”), and CarbonMeta Research Ltd. (“CMR”) and a 51% interest in AriCon, LLC (“AriCon”).

CoroWare Technologies, Inc. (“CTI”) was incorporated in the State of Florida on May 16, 2006, was administratively dissolved on November 19, 2016, and its principal business was a software professional services company with a strong focus on information technology integration and robotics integration, business automation solutions, and unmanned systems solutions to its customers in North America and Europe.

CoroWare Robotics Solutions, Inc. (“CRS”) was incorporated in the State of Texas on February 27, 2015, and its principal business was as a technology incubation company whose focus was on the delivery of mobile robotics and IOT products, solutions and services for university, government and corporate researchers, and enterprise customers. CRS’s business operations were discontinued in October 2016 when the Company’s gross margins and financing costs became unsustainable.

Robotic Workspace Technologies, Inc. (“RWT”) was incorporated in the State of Florida on July 1, 1994, was administratively dissolved on September 25, 2009, and its principal business was developing and marketing open-architecture PC controls and related products that could improve the performance, applicability, and productivity of robots and other automated equipment. RWT’s business operations were discontinued in September 2007 when the Company’s losses became unsustainable.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE A – ORGANIZATION (continued)

Carbon Source, Inc. (“CS”) was incorporated in the State of Wyoming on June 14, 2021 and its principal business is waste reclamation technologies and processing.

CoroWare Treasury, Inc. (“CWT”) was incorporated in the State of Wyoming on July 8, 2021 and its principal business is acquisitions related to acquiring technologies and subsidiary businesses related to waste processing.

CarbonMeta Research Ltd. (‘CMR”) was incorporated in England and Wales on August 12, 2021 and its principal business will focus on the development of technologies and solutions for processing organic wastes and generating economically sustainable hydrogen and high-value carbon products.  Using proprietary and patented technologies, it plans to implement new industrial methods using inexpensive, environmentally friendly catalysts that process collected plastic waste material into high value products such as hydrogen gas, graphene and carbon nanotubes.

AriCon, LLC (“AriCon) was a joint venture that was intended to develop mobile robot platforms, applications, and solutions for the construction industry. In October 2016, AriCon ceased operations of all subsidiary business operations when the Company’s losses became unsustainable, and the Company was not able to obtain investment financing.

In 2021, the Company began investigating emerging technologies, strategic intellectual property partnerships, and sustainable growth business opportunities related to the production of hydrogen and high value carbon products from organic waste streams. Working cooperatively with Oxford University Innovation Limited, CarbonMeta plans to implement proven and patented technologies to add value to organic waste streams. By utilizing these proven proprietary technologies, collected and captured plastic waste material can be upcycled to high value products such as carbon nanotubes (“CNTs”) and hydrogen gas.

CNTs can be used for improved electrical conduction and reinforcing materials that are used in a wide variety of industries including the automotive industry, aviation industry, medical industry, and construction. The number one growth driver is the increasing need for high performance batteries for the electric vehicle market.

Plastic waste is a cheap and abundant feedstock that will allow the Company to scale quickly and produce hydrogen gas for a competitive price.

License Agreements

On June 2, 2021, the Company (the “Licensee”) entered into a License Agreement (the “Agreement”) with Oxford University Innovation Limited (the “Licensor”). Under the terms of the Agreement, the Licensee will license the licensed technology (OUI Project- Hydrogen from plastics via microwave-initiated catalytic dehydrogenation). The Agreement is non-exclusive and includes the United States and European Union. Signing fees for the Agreement were $55,713 (approximately $79,256 at June 2, 2021) and were paid on October 31, 2021. The Royalty Rate is 5% of gross sales. The Agreement comprises milestone fees as: (i) £20,000 upon the first commercial sale of a licensed product; (ii) £50,000 upon generating $1,000,000 in sales; (iii) £10,000 upon the successful grant of the US patent; and (iv) £10,000 upon the successful grant of the EU patent.

On December 2, 2021, the Company (“Licensee”) entered into a License of Agreement (the “Agreement”) with Ecomena Limited (an entity located in the United Kingdom) (“Licensor”). Under the terms of the Agreement, the Licensee will license the Licensed Technology to recycle industrial byproduct into cement free pavers and mortars that are environmentally friendly and continuously absorb carbon dioxide. The signing fees payable to the Licensor under the Agreement are £20,000 cash (approximately $27,247 at February 17, 2022) which has not yet been paid by the Licensee, and 160,000,000 shares of the Company’s common stock, which was delivered to the Licensor on February 17, 2022. The royalty rate payable to the Licensor is 5% of product sales, subject to a minimum of £5000 per year for license years 1 and 2, £3000 for license year 3 and £1000 for license year 4 and each license year thereafter. The term of the Agreement is five years from December 2, 2021 to December 2, 2026. The Licensee may terminate the Agreement for any reason at any time provided it gives Licensor six (6) months written notice to terminate expiring after December 2, 2024. If requested by the Licensee, the Licensor shall agree to the Agreement continuing in force after December 2, 2026.

In order to further grow its business, the Company plans to:

●	Develop and patent new microwave catalysis processes that can yield high value hydrogen and carbon products;

●	Work closely with commercial building and solar farm general contractors that want to purchase “carbon negative” construction materials that can generate carbon credits;

●	Acquire or develop patents that will help the Company generate royalty revenues with potential customers and partners, and protect the Company’s competitive position against potential competitors;

●	Develop new proprietary and patented technologies to implement new industrial methods that can use inexpensive, environmentally friendly catalysts to process collected plastic waste material into high value products such as hydrogen gas, graphene and carbon nanotubes;

●	seek out government programs in the United Kingdom, European Union and United States that encourage the development of high value production of hydrogen and high value carbon products from organic waste streams; and

●	Attract investment funds who will actively work with the Company to achieve these goals and help the Company grow rapidly during the next 3 years.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE A – ORGANIZATION (continued)

Some potential merger/acquisition candidate have been identified and discussions initiated. These candidates are within the Company’s core business model, serving commercial properties, accretive to cash flow, and geographically favorable. While seeking to identify acquisition candidates, the Company seeks to identify target entities with a similar core business model or a model which naturally integrates with its own, and which are situated in opportunistic geographic locations.

We have unrestricted discretion in seeking and participating in a business opportunity, subject to the availability of such opportunities, economic conditions, and other factors.

The selection of a business opportunity in which to participate is complex and risky. Additionally, we have only limited resources and may find it difficult to locate good opportunities. There can be no assurance that we will be able to identify and acquire any business opportunity which will ultimately prove to be beneficial to us and our shareholders. We will select any potential business opportunity based on our management’s best business judgment.

Our activities are subject to several significant risks, which arise primarily as a result of the fact that we have no specific business and may acquire or participate in a business opportunity based on the decision of management, which potentially could act without the consent, vote, or approval of our shareholders. The risks faced by us are further increased as a result of its lack of resources and our inability to provide a prospective business opportunity with significant capital.